INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Raw materials	$ 14,541	$ 15,263
Finished products	21,836	8,725
Inventory, Net	$ 36,377	$ 23,988